First Quarter Report
June 30, 2023 (Unaudited)
Columbia Solutions Conservative Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 13.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.0%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	73,000	74,038
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	43,000	38,694
Total				112,732
Belgium 1.3%
Kingdom of Belgium Government Bond(c)
06/22/2033	3.000%	EUR	132,000	143,386
China 1.0%
China Development Bank
07/18/2032	2.960%	CNY	250,000	34,646
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,229
05/21/2030	2.680%	CNY	200,000	27,607
05/15/2032	2.760%	CNY	250,000	34,542
Total				111,024
France 2.0%
French Republic Government Bond OAT(c),(d)
11/25/2031	0.000%	EUR	39,000	33,622
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	145,000	159,179
05/25/2045	3.250%	EUR	20,000	21,913
Total				214,714
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	75,000	80,736
Japan 3.1%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,600,000	31,463
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	4,650,000	29,422
09/20/2041	0.500%	JPY	3,000,000	19,269
03/20/2042	0.800%	JPY	3,250,000	21,905
03/20/2043	1.100%	JPY	13,100,000	92,319
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	11,869
06/20/2051	0.700%	JPY	1,700,000	10,274
03/20/2053	1.400%	JPY	9,100,000	65,292
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	7,700,000	51,855
Total				333,668
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 1.0%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	42,000	42,587
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	73,000	64,463
Total				107,050
Spain 1.9%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	21,000	19,149
04/30/2033	3.150%	EUR	148,000	158,380
07/30/2035	1.850%	EUR	14,000	12,833
07/30/2041	4.700%	EUR	8,000	9,866
Total				200,228
United Kingdom 1.2%
United Kingdom Gilt(c)
12/07/2042	4.500%	GBP	104,000	131,949
Total Foreign Government Obligations (Cost $1,578,347)				1,435,487

U.S. Treasury Obligations 19.0%

U.S. Treasury
03/31/2028	1.250%		142,000	124,250
06/30/2028	1.250%		142,000	123,629
09/30/2028	1.250%		118,000	102,153
10/31/2028	1.375%		116,000	100,929
11/30/2028	1.500%		114,000	99,723
04/30/2029	2.875%		102,600	96,228
05/15/2029	2.375%		122,000	111,220
08/15/2029	1.625%		66,000	57,570
05/31/2030	3.750%		590,000	581,887
08/15/2030	0.625%		111,000	88,436
02/15/2031	1.125%		103,000	84,717
08/15/2031	1.250%		82,000	67,304
05/15/2033	3.375%		440,000	424,394
Total U.S. Treasury Obligations (Cost $2,246,098)				2,062,440
2	Columbia Solutions Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2023 (Unaudited)
Money Market Funds 63.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(e),(f)	6,869,334	6,866,586
Total Money Market Funds (Cost $6,866,330)		6,866,586
Total Investments in Securities (Cost: $10,690,775)		10,364,513
Other Assets & Liabilities, Net		466,587
Net Assets		10,831,100
At June 30, 2023, securities and/or cash totaling $322,489 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,000 SGD	16,407 USD	Barclays	07/26/2023	127	—
28,400 USD	26,000 EUR	Barclays	07/26/2023	3	—
88,000 AUD	59,720 USD	Citi	07/26/2023	1,058	—
1,034,000 EUR	1,134,714 USD	Citi	07/26/2023	5,132	—
196,000 GBP	249,699 USD	Goldman Sachs International	07/26/2023	738	—
851,000 CNY	119,750 USD	HSBC	07/26/2023	2,176	—
137,000 HKD	17,509 USD	HSBC	07/26/2023	18	—
67,000 CHF	75,107 USD	Morgan Stanley	07/26/2023	75	—
70,606,034 JPY	499,709 USD	Morgan Stanley	07/26/2023	8,683	—
40,000 ZAR	2,170 USD	Morgan Stanley	07/26/2023	50	—
4,000 CAD	3,036 USD	State Street	07/26/2023	16	—
156,000 DKK	22,994 USD	UBS	07/26/2023	101	—
67,000 NOK	6,275 USD	UBS	07/26/2023	28	—
252,000 SEK	23,614 USD	UBS	07/26/2023	224	—
281 USD	3,000 SEK	UBS	07/26/2023	—	(3)
13,980 USD	11,000 GBP	Wells Fargo Securities LLC	07/26/2023	—	(8)
Total				18,429	(11)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	09/2023	JPY	29,696,000	584	—
Australian 10-Year Bond	1	09/2023	AUD	116,172	—	(431)
Euro-Bobl	1	09/2023	EUR	115,710	—	(1,263)
Euro-BTP	1	09/2023	EUR	116,110	535	—
Euro-Bund	1	09/2023	EUR	133,740	—	(586)
Long Gilt	1	09/2023	GBP	95,300	—	(1,842)
MSCI EAFE Index	6	09/2023	USD	646,650	5,546	—
MSCI Emerging Markets Index	6	09/2023	USD	299,370	—	(4,114)
Russell 2000 Index E-mini	2	09/2023	USD	190,370	415	—
S&P 500 Index E-mini	7	09/2023	USD	1,570,888	51,013	—
U.S. Treasury 10-Year Note	14	09/2023	USD	1,571,719	—	(27,917)
U.S. Treasury Ultra 10-Year Note	11	09/2023	USD	1,302,813	—	(12,030)
Total					58,093	(48,183)

Columbia Solutions Conservative Portfolio | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	09/2023	EUR	(104,650)	948	—
U.S. Treasury 5-Year Note	(7)	09/2023	USD	(749,656)	7,328	—
Total					8,276	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.262	USD	1,178,000	35,578	—	—	35,578	—
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.658	USD	661,000	6,832	—	—	6,832	—
Total								42,410	—	—	42,410	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $990,795, which represents 9.15% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	6,084,384	4,951,595	(4,168,504)	(889)	6,866,586	(432)	88,340	6,869,334
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
4	Columbia Solutions Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2023 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Conservative Portfolio | First Quarter Report 2023	5

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